Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Income
NET INCOME FOR THE YEAR	$ 621,313	$ 599,693	$ 575,249
Equity instruments at fair value through other comprehensive income	(1)	(113)
Income tax related to the above		31
Total items that will not be reclassified to the income statements	(1)	(82)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	22,223	4,826
Available for sale financial assets			(5,520)
Cash flow hedge	(50,238)	13,365	(5,850)
Income tax related to the above	7,618	(4,903)	2,754
Total items that will be reclassified to the income statements	(20,397)	13,288	(8,616)
Other comprehensive income for the year, net of tax	(20,398)	13,206	(8,616)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	600,915	612,899	566,633
Attributable to:
Shareholders of the Bank	598,693	608,623	553,849
Non-controlling interests	$ 2,222	$ 4,276	$ 12,784